Quarterly Financial Information (Unaudited)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Quarterly financial data for the years ended September 30, 2013 and 2012 is summarized as follows:

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$18,746,592	$24,175,638	$11,037,308	$9,246,128
Gross margin	$7,936,483	$9,585,727	$5,229,027	$4,851,654
Operating income	$2,950,091	$4,813,348	$645,821	$385,795
Net income (loss)	$1,554,153	$2,698,707	$110,103	$(100,911)
Earnings per share of common stock:
Basic	$0.33	$0.57	$0.02	$(0.02)
Diluted	$0.33	$0.57	$0.02	$(0.02)

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$18,499,176	$21,290,227	$9,679,742	$9,330,542
Gross margin	$8,129,627	$9,118,522	$4,975,378	$4,709,570
Operating income	$3,408,945	$4,455,171	$530,491	$391,928
Net income (loss)	$1,834,912	$2,483,307	$52,298	$(73,772)
Earnings per share of common stock:
Basic	$0.40	$0.54	$0.01	$(0.02)
Diluted	$0.40	$0.53	$0.01	$(0.02)